Note 3 - Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
(in thousands)
Cash and cash equivalents	$193
Restricted cash	31
Prepaid expenses and other current assets	387
Property and equipment, net	76
Intangible assets	77,090
Total identifiable assets acquired	$77,777
Current liabilities	$(2,590)
Loan payable, current	(3,453)
Loan payable, non current	(4,491)
Deferred tax liabilities, noncurrent	(15,418)
Other liabilities, noncurrent	(7)
Net identifiable assets acquired	51,818
Goodwill	15,682
Net assets acquired	$67,500

Business Acquisition, Pro Forma Information [Table Text Block]
	Year Ended December 31,
(in thousands, except per share data)	2018	2017

Pro forma net loss attributable to common shareholders	$(38,082)	$(34,616)
Pro forma EPS - basic and diluted	$(1.20)	$(1.19)

Warrants Issued for CVie Acquisition [Member]
Notes Tables
Schedule of Assumptions Used for Warrant Valution [Table Text Block]
Significant Input Assumptions of Warrant Valuation
Historical volatility	116%
Expected term (in years)	2.5
Risk-free interest rate	2.62%